Investments Accounted for Using the Equity Method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Sales	€ 52	€ 16	€ 24
Royalties and other income	65	153	270
Accounts receivable and other receivables	7	160	151
Purchases and other expenses (including research expenses)	605	608	1,334
Accounts payable and other payables	€ 5	€ 373	€ 342